ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund V L.P. (the “Fund” or “Partnership”) was formed under the laws of the State of Delaware on October 15, 2003, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which have been organized to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated apartment complexes which qualified for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. The general partner of the Fund is Boston Capital Associates V L.L.C. and the limited partner is BCTC V Assignor Corp. (the “assignor limited partner”).

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99.75% to the assignees and .25% to the general partner.

A Registration Statement on Form S-11 and the related prospectus, (the "Prospectus") were filed with the Securities and Exchange Commission and became effective January 2, 2004 in connection with a public offering ("Offering") in one or more series of a minimum of 250,000 BACs and a maximum of 7,000,000 BACs at $10 per BAC. On August 10, 2004, an amendment to Form S-11, which registered an additional 8,500,000 BACs for sale to the public in one or more series became effective. As of December 31, 2005, subscriptions had been received and accepted by the Fund for 11,777,706 BAC's representing capital contributions of $117,777,060.

The BAC’s issued and outstanding in each series at March 31, 2017 and 2016 are as follows:

	Issued		Outstanding
	2017	2016	2017	2016

Series 47	3,478,334	3,478,334	3,478,334	3,478,334
Series 48	2,299,372	2,299,372	2,294,872	2,299,372
Series 49	6,000,000	6,000,000	5,995,000	5,999,000

	11,777,706	11,777,706	11,768,206	11,776,706

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $120,000 as of March 31, 2017 and 2016.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2017 and March 31, 2016, of $959,317 and $6,348,580, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Recent Accounting Pronouncement

In February, 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. This will improve certain areas of consolidation guidance for reporting organizations that are required to evaluate whether to consolidate certain legal entities such as limited partnerships, limited liability corporations, and securitization structures. ASU 2015-02 simplified and improves GAAP by: eliminating the presumption that a general partner should consolidate a limited partnership, eliminating the indefinite deferral of FASB Statement No. 167, thereby reducing the number of Variable Interest Entity (VIE) consolidation models from four to two (including the limited partnership consolidation model), and clarifying when fees paid to a decision maker should be a factor to include in the consolidation of VIEs. ASU 2015-02 will be effective for periods beginning after December 15, 2015. The Fund has determined that there is no material impact to its financial statements as a result of this guidance.

Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. Impairment losses have been recognized for the year ended March 31, 2016 of $47,842 for Series 47, $54,923 for Series 48 and $46,810 for Series 49. As of March 31, 2016, the lives of the remaining acquisition costs were reassessed and determined to be 1 year for Series 49. The amortization of deferred acquisition for the year ended March 31, 2017 is estimated to be $120,582 for Series 49.

Accumulated amortization as of March 31, 2017 and 2016 is as follows:

	2017	2016

Series 47	$-	$-
Series 48	-	-
Series 49	120,582	-

	$120,582	$-

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Fund’s federal tax status as a pass-through entity is based on its legal status as a Fund. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions, which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2013 remain open.

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Loss per Beneficial Assignee Certificate

Net loss per beneficial assignee partnership unit is calculated based upon the weighted average number of units outstanding during the year. The weighted average number of units in Series 47, 48 and 49 at March 31, 2017 and 2016 are as follows:

	2017	2016

Series 47	3,478,334	3,478,334
Series 48	2,298,247	2,299,372
Series 49	5,998,000	5,999,750

	11,774,581	11,777,456

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.